LOANS PAYABLE - RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subtotal	$ 425,551	$ 589,502	$ 832,800
Loan payable to related parties for the acquisition of Wealth Dynamics
Disclosure of detailed information about borrowings [line items]
Current portion	425,551	400,000	400,000
Non-current portion			400,000
Subtotal	$ 425,551	400,000	800,000
Other loans payable to related parties
Disclosure of detailed information about borrowings [line items]
Current portion		$ 189,502	$ 32,800